Subsequent events (Details Narrative) - Nonadjusting Event [Member] R$ in Thousands, $ in Thousands	Feb. 28, 2024 USD ($)	Jan. 22, 2024 BRL (R$)	Jan. 22, 2024 USD ($)	Apr. 11, 2024 USD ($)	Apr. 10, 2024 USD ($)	Jan. 30, 2024 USD ($)	Jan. 29, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Senior Secured Notes		R$ 87,335	$ 17,647
Financing commitment							$ 950,000
Proceeds from financing commitment first installment						$ 350,000	$ 350,000
Proceeds from financing commitment second installment	$ 150,000
Proceeds from financing commitment additional installment	50,000
Proceeds from financing commitment total installment	$ 1,000,000
Proceeds from financing commitment final installment				$ 450,000	$ 450,000